JPMorgan Preferred and Income Securities Fund Expense Example - R6 Shares [Member] - JPMorgan Preferred and Income Securities Fund - Class R6	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	345
Expense Example, with Redemption, 10 Years	$ 781